Report of Directors Financial Review Risk Report - Maximum exposure to credit risk (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	$ 3,302,760	$ 3,126,371
Offset	(260,759)	(281,462)
Net	3,042,001	2,844,909
Total on-balance sheet exposure to credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	2,234,598	2,155,761
Offset	(260,759)	(281,462)
Net	1,973,839	1,874,299
Total on-balance sheet exposure to credit risk | Assets held for sale
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	11,115	27,234
Offset	0	0
Net	11,115	27,234
Total on-balance sheet exposure to credit risk | Loans And Advances To Customers
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	988,399	930,658
Offset	(25,671)	(22,822)
Net	962,728	907,836
Total on-balance sheet exposure to credit risk | Loans And Advances To Customers | – personal
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	471,731	444,701
Offset	(3,568)	(2,256)
Net	468,163	442,445
Total on-balance sheet exposure to credit risk | Loans And Advances To Customers | – corporate and commercial
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	416,979	403,929
Offset	(20,636)	(18,897)
Net	396,343	385,032
Total on-balance sheet exposure to credit risk | Loans And Advances To Customers | – non-bank financial institutions
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	99,689	82,028
Offset	(1,467)	(1,669)
Net	98,222	80,359
Total on-balance sheet exposure to credit risk | Loans And Advances To Banks
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	108,462	102,039
Offset	0	0
Net	108,462	102,039
Total on-balance sheet exposure to credit risk | Other
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	888,882	827,193
Offset	(5,865)	(4,383)
Net	883,017	822,810
Total on-balance sheet exposure to credit risk | – cash and balances at central banks
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	242,859	267,674
Offset	0	0
Net	242,859	267,674
Total on-balance sheet exposure to credit risk | – Hong Kong Government certificates of indebtedness
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	44,063	42,293
Offset	0	0
Net	44,063	42,293
Total on-balance sheet exposure to credit risk | Reverse repurchase agreements – non-trading
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	298,392	252,549
Offset	(5,865)	(4,383)
Net	292,527	248,166
Total on-balance sheet exposure to credit risk | Financial investments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	182,089	153,973
Offset	0	0
Net	182,089	153,973
Total on-balance sheet exposure to credit risk | – prepayments, accrued income and other assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	121,479	110,704
Offset	0	0
Net	121,479	110,704
Total on-balance sheet exposure to credit risk | Derivatives
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	237,740	268,637
Offset	(229,223)	(254,257)
Net	8,517	14,380
Total off-balance sheet
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	1,068,162	970,610
Offset	0	0
Net	1,068,162	970,610
Total off-balance sheet | – financial and other guarantees
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	119,840	109,380
Offset	0	0
Net	119,840	109,380
Total off-balance sheet | – loan and other credit-related commitments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	948,322	861,230
Offset	0	0
Net	$ 948,322	$ 861,230